[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

January 13, 2011
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:     USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir/Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on December 23, 2011, under Rule 497(e) (Accession No. 0000908695-11-000344) to the New York Money Market Fund's prospectus Dated August 1, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions with respect to the enclosed, please contact me at (210) 498-0034.

Sincerely,

                                                                                                    /S/ DANIEL MAVICO
                                                                                                    Daniel Mavico
                                                                           Attorney
                                                                           USAA Mutual Funds Trust
Enclosure
cc:  K&L Gates LLP

USAA Investment Management Company